INCOME TAXES (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Current			$ 0			$ 0
Deferred			0			3,545
Total	$ 13,044	$ (398)	$ 0	$ 138,105	$ (398)	$ 3,545